American Century Investments®
Quarterly Portfolio Holdings
American Century®Small Cap Value Insights ETF (ACSV)
May 31, 2026

Small Cap Value Insights ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Automobile Components — 1.8%
Garrett Motion, Inc.	2,497	81,802
Gentex Corp.	1,090	26,334
Phinia, Inc.	773	59,722
Visteon Corp.	769	90,965
		258,823
Banks — 20.4%
Amalgamated Financial Corp.	1,549	64,253
Atlantic Union Bankshares Corp.	6,316	237,608
Axos Financial, Inc.(1)	1,063	92,385
Bank OZK	1,237	59,858
Cathay General Bancorp	1,312	75,650
Central BanCo, Inc., Class A	6,457	183,379
Columbia Banking System, Inc.	8,413	249,361
CVB Financial Corp.	7,687	156,507
First Financial Corp.	209	14,459
First Merchants Corp.	3,985	160,596
FNB Corp.	4,601	80,425
Fulton Financial Corp.	4,167	90,382
Home BancShares, Inc.	5,431	145,334
International Bancshares Corp.	1,951	140,784
Lakeland Financial Corp.	867	52,566
Mercantile Bank Corp.	270	14,307
Northeast Bank	194	24,394
Old National Bancorp	11,308	271,505
Provident Financial Services, Inc.	12,112	268,765
Southstate Bank Corp.	877	83,096
UMB Financial Corp.	1,183	155,281
United Bankshares, Inc.	5,284	229,378
		2,850,273
Beverages — 0.3%
Vita Coco Co., Inc.(1)	559	41,998
Biotechnology — 0.4%
Catalyst Pharmaceuticals, Inc.(1)	600	18,738
Halozyme Therapeutics, Inc.(1)	483	32,139
		50,877
Broadline Retail — 0.2%
Dillard's, Inc., Class A	43	25,379
Building Products — 2.2%
Apogee Enterprises, Inc.	665	25,543
AZZ, Inc.	150	20,327
Gibraltar Industries, Inc.(1)	1,037	40,080
Resideo Technologies, Inc.(1)	1,979	61,883
Tecnoglass, Inc.	2,714	116,946
Trex Co., Inc.(1)	978	40,489
		305,268
Capital Markets — 3.3%
Acadian Asset Management, Inc.	442	31,961
Artisan Partners Asset Management, Inc., Class A	1,157	43,318
Hamilton Lane, Inc., Class A	437	38,076
Marex Group PLC	2,073	109,744

Miami International Holdings, Inc.(1)	564	26,649
Oppenheimer Holdings, Inc., Class A	186	17,051
PJT Partners, Inc., Class A	218	33,332
StoneX Group, Inc.(1)	1,383	156,763
		456,894
Chemicals — 2.5%
Ashland, Inc.	1,441	83,434
Avient Corp.	3,108	110,085
Ingevity Corp.(1)	701	47,542
Minerals Technologies, Inc.	951	73,246
NewMarket Corp.	52	40,226
		354,533
Commercial Services and Supplies — 0.7%
Brink's Co.	157	16,331
Interface, Inc.	1,770	52,392
Liquidity Services, Inc.(1)	1,012	36,645
		105,368
Communications Equipment — 0.8%
Extreme Networks, Inc.(1)	900	23,859
NetScout Systems, Inc.(1)	2,258	93,978
		117,837
Construction and Engineering — 1.1%
Argan, Inc.	230	153,415
Construction Materials — 0.4%
Titan America SA(1)	3,288	53,496
Consumer Finance — 0.5%
PROG Holdings, Inc.	1,879	69,091
Distributors — 0.6%
GigaCloud Technology, Inc., Class A(1)	1,169	42,131
Gold.com, Inc.	902	38,163
		80,294
Diversified Consumer Services — 1.8%
Covista, Inc.(1)	528	62,198
Frontdoor, Inc.(1)	553	34,325
Grand Canyon Education, Inc.(1)	246	36,863
Laureate Education, Inc., Class A(1)	1,458	46,641
McGraw Hill, Inc.(1)	1,470	17,699
Perdoceo Education Corp.	1,644	53,233
		250,959
Diversified Telecommunication Services — 0.2%
IDT Corp., Class B	528	29,124
Electrical Equipment — 3.3%
Acuity, Inc.	81	24,714
Atkore, Inc.	768	63,598
EnerSys	521	118,772
Hammond Power Solutions, Inc.	277	65,076
LSI Industries, Inc.	868	21,032
Nextpower, Inc., Class A(1)	726	113,546
Sensata Technologies Holding PLC	991	48,946
		455,684
Electronic Equipment, Instruments and Components — 2.5%
Bel Fuse, Inc., Class A	68	16,656
Bel Fuse, Inc., Class B	77	21,138
Ingram Micro Holding Corp.	1,863	52,630
IPG Photonics Corp.(1)	114	13,055

Itron, Inc.(1)	326	26,888
Knowles Corp.(1)	1,332	49,830
Littelfuse, Inc.	41	19,142
Napco Security Technologies, Inc.	339	12,723
Vishay Intertechnology, Inc.	2,785	144,959
		357,021
Energy Equipment and Services — 2.1%
Cactus, Inc., Class A	468	27,163
Flowco Holdings, Inc., Class A	1,497	35,015
Liberty Energy, Inc., Class A	2,246	65,718
Patterson-UTI Energy, Inc.	11,544	129,408
RPC, Inc.	5,601	37,078
		294,382
Financial Services — 4.5%
Compass Diversified Holdings(1)	7,255	82,344
Dlocal Ltd.	2,856	33,872
Euronet Worldwide, Inc.(1)	3,648	264,407
EVERTEC, Inc.	6,171	151,005
Paymentus Holdings, Inc., Class A(1)	964	22,644
Repay Holdings Corp.(1)	10,901	42,296
Sezzle, Inc.(1)	240	28,356
		624,924
Food Products — 0.3%
Mama's Creations, Inc.(1)	3,081	42,518
Ground Transportation — 0.5%
ArcBest Corp.	510	69,712
Health Care Equipment and Supplies — 2.3%
Enovis Corp.(1)	9,978	226,301
Envista Holdings Corp.(1)	865	20,371
Lantheus Holdings, Inc.(1)	174	17,278
Omnicell, Inc.(1)	947	41,801
UFP Technologies, Inc.(1)	74	16,287
		322,038
Health Care Providers and Services — 0.4%
Pediatrix Medical Group, Inc.(1)	1,040	22,401
Progyny, Inc.(1)	1,464	37,420
		59,821
Health Care REITs — 1.6%
American Healthcare REIT, Inc.	3,633	177,617
LTC Properties, Inc.	1,280	47,885
		225,502
Hotel & Resort REITs — 1.0%
Ryman Hospitality Properties, Inc.	320	36,842
Xenia Hotels & Resorts, Inc.	6,006	104,324
		141,166
Hotels, Restaurants and Leisure — 0.8%
Papa John's International, Inc.	889	30,413
Sportradar Group AG, Class A(1)	2,003	26,460
Vail Resorts, Inc.	416	55,577
		112,450
Household Durables — 3.6%
Cavco Industries, Inc.(1)	59	31,655
Installed Building Products, Inc.	186	39,056
KB Home	1,730	84,528
Meritage Homes Corp.	3,850	251,174

Taylor Morrison Home Corp.(1)	1,650	96,525
		502,938
Household Products — 1.0%
Spectrum Brands Holdings, Inc.	1,832	144,160
Industrial REITs — 2.4%
Americold Realty Trust, Inc.	6,916	108,512
Terreno Realty Corp.	3,445	226,302
		334,814
Insurance — 3.4%
Accelerant Holdings, Class A(1)	5,703	90,963
Axis Capital Holdings Ltd.	1,309	124,263
Baldwin Insurance Group, Inc.(1)	4,987	96,848
HCI Group, Inc.	289	44,526
Skyward Specialty Insurance Group, Inc.(1)	1,466	64,680
Slide Insurance Holdings, Inc.(1)	2,906	52,395
		473,675
Interactive Media and Services — 0.7%
QuinStreet, Inc.(1)	2,035	25,478
TripAdvisor, Inc.(1)	2,335	26,106
Ziff Davis, Inc.(1)	1,002	45,160
		96,744
IT Services — 0.3%
Globant SA(1)	1,083	43,710
Leisure Products — 0.7%
Brunswick Corp.	631	52,853
YETI Holdings, Inc.(1)	828	39,719
		92,572
Life Sciences Tools and Services — 0.7%
Bio-Techne Corp.	565	29,199
ICON PLC(1)	253	34,426
Repligen Corp.(1)	234	29,004
		92,629
Machinery — 5.1%
Albany International Corp., Class A	825	53,369
Atmus Filtration Technologies, Inc.	616	28,817
Blue Bird Corp.(1)	576	39,036
Enpro, Inc.	330	101,307
Gates Industrial Corp. PLC(1)	2,143	55,547
Helios Technologies, Inc.	847	70,377
Hillman Solutions Corp.(1)	8,077	60,254
Kadant, Inc.	108	34,471
Kennametal, Inc.	2,980	97,744
Proto Labs, Inc.(1)	1,128	85,457
Timken Co.	439	56,183
Toro Co.	273	24,537
		707,099
Marine Transportation — 0.7%
Global Ship Lease, Inc., Class A	1,044	38,033
Matson, Inc.	369	66,900
		104,933
Media — 0.4%
Criteo SA, ADR(1)	853	15,567
DoubleVerify Holdings, Inc.(1)	3,628	35,192
Entravision Communications Corp., Class A	1,135	10,306
		61,065

Metals and Mining — 0.9%
Warrior Met Coal, Inc.	1,353	127,913
Oil, Gas and Consumable Fuels — 7.7%
Centrus Energy Corp., Class A(1)	153	27,918
Chord Energy Corp.	1,730	228,135
Crescent Energy Co., Class A	15,684	181,307
Excelerate Energy, Inc., Class A	559	18,413
Hess Midstream LP, Class A	2,861	107,287
International Seaways, Inc.	1,116	86,144
Mach Natural Resources LP	9,110	120,981
Northern Oil & Gas, Inc.	9,319	202,875
Peabody Energy Corp.	2,980	80,609
Teekay Tankers Ltd., Class A	373	26,241
		1,079,910
Personal Care Products — 1.0%
Edgewell Personal Care Co.	7,788	136,446
Pharmaceuticals — 2.2%
Collegium Pharmaceutical, Inc.(1)	769	25,846
Corcept Therapeutics, Inc.(1)	1,035	71,922
Harmony Biosciences Holdings, Inc.(1)	1,204	38,034
Indivior Pharmaceuticals, Inc.(1)	1,368	49,276
Ligand Pharmaceuticals, Inc.(1)	276	64,021
Pacira BioSciences, Inc.(1)	586	13,607
Supernus Pharmaceuticals, Inc.(1)	938	43,317
		306,023
Professional Services — 2.8%
Genpact Ltd.	1,152	37,958
Korn Ferry	703	49,196
Legalzoom.com, Inc.(1)	3,792	23,852
Science Applications International Corp.	648	67,522
TriNet Group, Inc.	4,650	212,412
		390,940
Residential REITs — 0.8%
UMH Properties, Inc.	7,573	113,746
Semiconductors and Semiconductor Equipment — 4.4%
Amkor Technology, Inc.	194	13,495
Axcelis Technologies, Inc.(1)	322	48,432
Cirrus Logic, Inc.(1)	144	24,473
Diodes, Inc.(1)	752	79,201
Enphase Energy, Inc.(1)	1,191	81,417
FormFactor, Inc.(1)	857	106,773
Kulicke & Soffa Industries, Inc.	1,300	132,457
Penguin Solutions, Inc.(1)	810	45,222
Photronics, Inc.(1)	1,929	62,403
Semtech Corp.(1)	180	27,457
		621,330
Software — 1.2%
ACI Worldwide, Inc.(1)	576	25,154
Adeia, Inc.	1,744	46,600
InterDigital, Inc.	57	14,369
Mitek Systems, Inc.(1)	902	15,496
Opera Ltd., ADR	1,132	21,259
Progress Software Corp.(1)	445	14,609
Teradata Corp.(1)	744	25,333
		162,820

Specialized REITs — 0.6%
EPR Properties	1,381	78,786
Specialty Retail — 0.7%
Bath & Body Works, Inc.	1,804	36,116
MarineMax, Inc.(1)	1,633	56,241
		92,357
Textiles, Apparel and Luxury Goods — 1.4%
Birkenstock Holding PLC(1)	1,064	47,955
Crocs, Inc.(1)	864	102,531
Figs, Inc., Class A(1)	4,236	49,815
		200,301
Tobacco — 0.2%
Turning Point Brands, Inc.	337	28,621
Trading Companies and Distributors — 0.2%
EquipmentShare.com, Inc., Class A(1)	1,114	23,216
TOTAL COMMON STOCKS (Cost $12,660,816)		13,925,595
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $32,271)	32,271	32,271
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $12,693,087)		13,957,866
OTHER ASSETS AND LIABILITIES — 0.2%		29,998
TOTAL NET ASSETS — 100.0%		$13,987,864

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,860,519	$65,076	—
Short-Term Investments	32,271	—	—
	$13,892,790	$65,076	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.